Investment at FVTPL (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 05, 2021	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 25, 2020
IfrsStatementLineItems [Line Items]
[custom:GainOnRetainedInterestInFormerAssociate]					$ (99,961)
Fair value of investment		$ 2,629,851		$ 2,629,851		$ 2,629,851
One Up Group LLC [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	18.62%						20.48%
Share of loss	$ 103,930
[custom:GainOnRetainedInterestInFormerAssociate]	$ 99,961